Leases Payable and Related Obligations (Details) - Schedule of Future Minimum Lease Payments R$ in Thousands	Jun. 30, 2023 BRL (R$)
Schedule of Future Minimum Lease Payments [Abstract]
1 year	R$ 55,502
2 years	56,976
3 years	52,615
4 years	34,653
5 years	27,624
Above 5 years	89,963
Total	R$ 317,333